DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

11.       DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Swaps

The Company’s exposure to interest rate risk is related to underlying long-term bank borrowings. In order to minimize the variability caused by interest rate risk, the Company enters into interest rate swaps to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps. Under the interest rate swaps, the Company receives variable interest rate payments on long-term bank borrowings in the amount of ¥110,000 thousand and ¥10,000 thousand as of March 31, 2012 and 2013, respectively, and makes fixed interest rate payments, thereby effectively creating fixed interest rate long-term bank borrowings.

The Company does not designate the interest rate swap contracts as hedging instruments for the purpose of applying hedge accounting. Accordingly, all interest rate swap contracts are measured at fair value as either assets or liabilities and changes in their fair value are immediately recognized in earnings.

As of March 31, 2012 and 2013, the fair values of interest rate swaps were ¥815 thousand and ¥23 thousand, respectively, and are included in “Other liabilities” in the consolidated balance sheets. Changes in the fair value of interest rate swaps resulted in the recognition of  gains of ¥3,100 thousand, ¥2,139 thousand and ¥792 thousand  for the years ended March 31, 2011, 2012 and 2013, respectively and are included in “Other—net” in the consolidated statements of income. During the years ended March 31, 2011, 2012 and 2013, interest paid on the interest rate swap contracts was  ¥4,322 thousand, ¥2,652 thousand and ¥927 thousand, respectively, and is included in “Interest expense” in the consolidated statements of income.